Share-based Payments - Summary of share-based compensation expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Expense	¥ 330,114	$ 50,592	¥ 121,279	$ 46,941
Cost of revenues [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Expense	10,614	1,627	8,509	3,565
Selling and marketing expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Expense	62,270	9,543	37,808	5,889
General and administrative expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Expense	169,101	25,916	31,988	11,167
Research and development expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Expense	¥ 88,129	$ 13,506	¥ 42,974	$ 26,320